UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07707

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE

INVESTMENT FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: November 30, 2008

Date of reporting period: February 28, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Global Real Estate

Investment Fund

Portfolio of Investments

February 29, 2008 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.4%
Equity:Other - 45.6%
Diversified/Specialty - 40.3%
Alexandria Real Estate Equities, Inc.	19,400	$1,780,920
British Land Co. PLC	215,300	4,038,688
Canadian Real Estate Investment Trust	68,773	1,886,579
DB RREEF Trust	4,152,201	6,386,711
Digital Realty Trust, Inc.	85,700	3,076,630
Entertainment Properties Trust	40,800	1,912,296
Forest City Enterprises, Inc.-Class A	20,100	706,515
General Property Group	409,126	1,200,057
Hang Lung Properties Ltd.	1,837,000	6,596,367
Henderson Land Development Co., Ltd.	105,000	815,198
Kerry Properties Ltd.	1,014,480	6,777,910
Land Securities Group PLC	146,063	4,553,894
Lend Lease Corp. Ltd.	381,300	4,870,554
Mitsubishi Estate Co., Ltd.	208,000	5,069,061
Mitsui Fudosan Co., Ltd.	161,000	3,268,939
Morguard Real Estate Investment Trust	29,500	369,555
New World Development Co., Ltd.	1,830,990	4,921,693
Rayonier, Inc.	76,800	3,267,840
Stockland	247,680	1,602,876
Sumitomo Realty & Development	71,000	1,211,690
Sun Hung Kai Properties Ltd.	578,000	10,072,492
Tokyu Land Corp.	175,000	1,179,513
Unibail	39,071	9,512,610
Vornado Realty Trust	42,900	3,584,724

		88,663,312

Health Care - 4.5%
HCP, Inc.	61,507	1,794,774
Health Care REIT, Inc.	46,900	1,930,404
Nationwide Health Properties, Inc.	58,800	1,783,404
Omega Healthcare Investors, Inc.	58,100	985,376
Ventas, Inc.	82,996	3,470,893

		9,964,851

Triple Net - 0.8%
National Retail Properties, Inc.	82,200	1,701,540

		100,329,703

Retail - 22.4%
Regional Mall - 9.6%
General Growth Properties, Inc.	94,000	3,319,140
Macerich Co.	16,400	1,049,600
Simon Property Group, Inc.	83,600	7,005,680
Taubman Centers, Inc.	45,800	2,232,750
Westfield Group	471,151	7,552,853

		21,160,023

Shopping Center/Other Retail - 12.8%
CapitaMall Trust	1,881,000	4,314,001
Citycon Oyj	459,828	2,741,517
Federal Realty Investment Trust	15,600	1,118,208
Hammerson PLC	124,700	2,719,029
Kimco Realty Corp.	46,100	1,556,797
Klepierre	115,300	6,733,314
Liberty International PLC	97,500	1,853,792
Macquarie CountryWide Trust	772,100	882,428
New World Department Store China Ltd. (a)	17,428	22,505
Primaris Retail Real Estate Investment Trust	60,541	947,862
RioCan Real Estate Investment Trust	141,146	2,942,658
Tanger Factory Outlet Centers	65,502	2,325,321

		28,157,432

		49,317,455

Office - 15.0%
Office - 15.0%
Allied Properties Real Estate Investment Trust	99,322	1,896,115
Boston Properties, Inc.	19,400	1,671,698
Brookfield Properties Corp.	61,325	1,143,098
Cominar Real Estate Investment Trust	66,868	1,327,510
Derwent Valley Holdings PLC	93,394	2,641,560
Dundee Real Estate Investment Trust	31,801	1,106,614
Great Portland Estates PLC	245,886	2,427,763
Highwoods Properties, Inc.	47,300	1,394,404
ING Office Fund	1,519,480	1,859,289
IVG Immobilien AG	64,700	2,268,627
Japan Real Estate Investment Corp.-Class A	251	2,793,151
Nippon Building Fund, Inc.-Class A	125	1,537,873
Nomura Real Estate Office Fund, Inc.-Class A	251	2,106,478
Norwegian Property ASA	235,719	2,291,051
NTT Urban Development Corp.	4,205	5,212,141
SL Green Realty Corp.	13,750	1,258,125

		32,935,497

Residential - 7.4%
Multi-Family - 5.9%
Apartment Investment & Management Co.-Class A	32,787	1,129,512
AvalonBay Communities, Inc.	13,100	1,210,833
Boardwalk Real Estate Investment Trust	55,258	2,064,918
Canadian Apartment Properties	0	8
Equity Residential	75,600	2,886,408
Essex Property Trust, Inc.	6,200	651,248
Home Properties, Inc.	19,200	883,584
Mid-America Apartment Communities, Inc.	19,400	940,706
Mirvac Group	573,715	2,033,671
UDR, Inc.	57,800	1,291,830

		13,092,718

Self Storage - 1.5%
Extra Space Storage, Inc.	21,700	327,019
Public Storage	36,000	2,928,960

		3,255,979

		16,348,697

Industrial - 4.1%
Industrial Warehouse Distribution - 4.1%
Ascendas Real Estate Investment Trust	1,200,000	1,896,608
First Industrial Realty Trust, Inc.	35,200	1,069,376
Prologis	87,000	4,687,560
Segro PLC	141,562	1,447,369

		9,100,913

Lodging - 3.9%
Lodging - 3.9%
Ashford Hospitality Trust, Inc.	147,950	983,868
DiamondRock Hospitality Co.	88,000	1,099,120
FelCor Lodging Trust, Inc.	82,900	1,046,198
Fonciere Des Murs	38,000	1,416,851
Host Hotels & Resorts, Inc.	144,631	2,341,576
Strategic Hotels & Resorts, Inc.	65,300	929,872
Sunstone Hotel Investors, Inc.	49,000	767,340

		8,584,825

Total Common Stocks (cost $219,521,522)		216,617,090

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 1.1%
Time Deposit - 1.1%
Bank of New York
2.00%, 3/03/08 (cost $2,370,000)	$2,370	2,370,000

Total Investments - 99.5%
(cost $221,891,522)		218,987,090
Other assets less liabilities - 0.5%		1,211,733

Net Assets - 100.0%		$220,198,823

(a)	Non-income producing security.

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

Country Breakdown *

February 29, 2008 (unaudited)

Summary

33.8%	United States
13.3%	Hong Kong
12.1%	Australia
10.2%	Japan
9.0%	United Kingdom
8.1%	France
6.3%	Canada
2.8%	Singapore
1.3%	Finland
1.0%	Norway
1.0%	Germany
1.1%	Short-Term Investments

100.0%	Total Investments

*	All data are as of February 29, 2008. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. ‘Other’ country weightings represents 1.0% or less in the following country: China.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 –significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 29, 2008:

Level	Investments in Securities	Other Financial Instruments*
Level 1	$91,573,816	$-0-
Level 2	127,413,274	-0-
Level 3	-0-	-0-

Total	$218,987,090	$-0-

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments In Securities	Other Financial Instruments
Balance as of 11/30/2007	$-0-	$-0-
Accrued discounts /premiums	-0-	-0-
Realized gain (loss)	-0-	-0-	*
Change in unrealized appreciation/depreciation	-0-	-0-
Net purchases (sales)	-0-	-0-
Net transfers in and/or out of Level 3	-0-	-0-

Balance as of 2/29/08	$-0-	$-0-
Net change in unrealized appreciation/depreciation from investments still held as of 2/29/08	$-0-	$-0-

*	The realized gain (loss) recognized during the period ended 2/29/08 for other financial instruments was $-0-.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Global Real Estate Investment Fund, Inc.

By:	/s/ Marc O. Mayer
Marc O. Mayer
President

Date: April 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marc O. Mayer
Marc O. Mayer
President

Date: April 23, 2008

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: April 23, 2008